Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of cash and cash equivalents

	2021	2020
Reverse repurchase agreement in foreign currency	1,115,805	1,783,988
Short-term investments	1,412,901	407,520
Bank balances	174,142	142,934
Other cash and cash equivalents	2,827	9,338
Total	2,705,675	2,343,780